Profit Appropriation and Restricted Net Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Profit Appropriation and Restricted Net Assets [Line Items]
Allocation of after-tax profits to statutory surplus fund, percentage	10.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required	50.00%
Variable Interest Entities
Profit Appropriation and Restricted Net Assets [Line Items]
General reserve fund of after-tax profits percentage	10.00%
Statutory reserves	¥ 49,061	$ 7,113	¥ 42,781
Amounts of restricted paid-in capital and reserve funds of PRC subsidiaries and net assets of VIEs	¥ 19,329,865	$ 2,802,567